Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest
The Plan held the following party-in-interest investments (at fair value):

	December 31,
	2025	2024

Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Interest Bearing Account	1,794	1,783
	$143,329,523	$159,237,953

At December 31, 2025, the Plan held 941,830 shares of Park National Corporation Common Stock, with a fair value of $143,327,729. At December 31, 2024, the Plan held 928,870 shares of Park National Corporation Common Stock, with a fair value of $159,236,170.

During 2025 and 2024, cash dividends of $5,219,522 and $4,632,518, respectively, were paid to the Plan by Park National Corporation.

At December 31, 2025, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,794. During 2025, interest of $64 was paid to the Plan by Fidelity Investments. At December 31, 2024, the Plan held non-participant directed interest bearing accounts issued by Fidelity Investments of $1,783. During 2024, interest of $638 was paid to the Plan by Fidelity Investments.

During 2024, interest of $13,493 was paid to the Plan by Northern Trust. During 2025, no interest was paid to the Plan by Northern Trust.
During 2025 and 2024, the Plan purchased 163,728 shares and 111,396 shares, respectively, of Park National Corporation Common Stock. During 2025 and 2024, the Plan sold 150,768 shares and 216,487 shares, respectively, of Park National Corporation Common Stock.

During 2025 and 2024, Park National Corporation paid administrative fees on behalf of the Plan to Fidelity totaling $36,867 and $11,643, respectively.

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 273,693,468	$ 276,806,172
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	8,514,616	7,656,258
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	24,655,951
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	15,504,433
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	143,329,523	159,237,953
Interest-Bearing Deposits | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,794	1,783
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	$ 64	$ 638
EBP, Employer, Common Stock | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Investment, Number of Shares	941,830	928,870
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 143,327,729	$ 159,236,170
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 5,219,522	$ 4,632,518
EBP, Investment, Number of Shares	941,830	928,870
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 163,728	$ 111,396
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	150,768	216,487
EBP administrative fees	$ 36,867	$ 11,643